Equity - Additional Information (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands					12 Months Ended
	Aug. 08, 2020	Mar. 16, 2020	May 31, 2019	Jun. 29, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Number of shares outstanding					8,730,000.00	8,595,000.00	8,820,000.00	8,550,000.00
Par value per share	R$ 1.00	R$ 1.00	R$ 1.00	R$ 1.00	R$ 1.00	R$ 1.00	R$ 1.00
Capital increase (deacrease)					R$ (765)	R$ 580	R$ 536
Increase decrease capital	R$ 8,730	R$ 8,685	R$ 8,595	R$ 8,820				R$ 8,550
Conversion of convertible instruments								R$ 158
Proceeds from conversion of convertible instruments							112
Shares outstanding	45,000	90,000	225,000	270,000
Transferred						225,000
Share Repurchase Price						R$ 1.00
Dividends recognised as distributions					261,629	R$ 109,654	45,759
Payments of dividends					176,287	76,226	45,885
Dividends payable					123,191	R$ 34,410
Equity attributable to owners of parent [member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Capital increase (deacrease)	R$ 45	R$ 90	R$ (225)	R$ 270	R$ 135		R$ 270